412 P1 09/18

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE PROSPECTUS DATED MAY 1, 2018

OF

FRANKLIN TEMPLETON GLOBAL TRUST

Templeton Global Currency Fund

The prospectus is amended as follows:

I.  The following replaces the “Shareholder Fees” table in the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	None	None

1. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

II. The second to last paragraph in the “Fund Details – Principal Investment Policies and Practices” section of the prospectus is replaced with the following:

When choosing investments for the Fund, the investment manager allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks, as well as an assessment of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a country.

III. The first chart under the “Your Account – Choosing a Share Class” section of the prospectus is replaced with the following:

Class A	Class R6	Advisor Class
Initial sales charge of 2.25% or less	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $500,000 or more sold within 18 months

IV. The first chart under the “Your Account – Choosing a Share Class – Sales Charges – Class A” section of the prospectus is replaced with the following:

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	2.25%	2.30%
$100,000 but under $250,000	1.75%	1.78%
$250,000 but under $500,000	1.25%	1.27%
$500,000 or more	0.00%	0.00%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

V.  Under the “Your Account – Choosing a Shares Class – Sales Charges - Class A – Sales Charge Waivers – Waivers for certain investors” section of the prospectus, the following is added to the bullet point list:

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•  Class C shareholders whose shares are converted to Class A shares after 10 years under the Class C shares’ conversion feature.

VI. The following replaces the “Your Account – Choosing a Shares Class – Sales Charges – Class A – Investments of $1 Million or More” section:

Investments of $500,000 or More

If you invest $500,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge.  However, there is a 0.75% CDSC on any shares you sell within 18 months of purchase.  This CDSC will change to 1.00% on or after March 10, 2020.  The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A”).

VII. The following replaces the first sentence in the “Your Account – Choosing a Share Class – Reinstatement Privilege” section:

If you sell any class of shares of a Franklin Templeton Investments fund, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge.

VIII. The following replaces the first paragraph under the “Your Account – Account Policies – Calculating Share Price – Class A” section of the prospectus:

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.582011, which, when rounded to two decimal points, equals 10.58. The offering price per share would be $10.58.

IX. The following replaces the chart under the “Your Account – Account Policies – Dealer Compensation – Class A” section of the prospectus:

Class A
Commission (%)	—
Under $100,000	2.00%
$100,000 but under $250,000	1.75%
$250,000 but under $500,000	1.25%
$500,000 or more	Up to 1.00%
12b-1 fee to dealer	0.25[1,2]

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

2. Under the Distribution Plan for Class A, the Fund may pay up to 0.45% to Distributors or others, out of which 0.20% generally will be retained by Distributors for its distribution expenses. The board of trustees has currently determined to set such fees under the Plan at 0.25% (until further notice), thus reducing the amount that will be retained by Distributors.

Please keep this supplement with your prospectus for future reference.

412 SA1 09/18

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2018 OF

FRANKLIN TEMPLETON GLOBAL TRUST

Templeton Global Currency Fund

The Statement of Additional Information (“SAI”) is amended as follows:

I. The following replaces the second paragraph under “Buying and Selling shares – Initial sales charges – Financial intermediary compensation:”

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A shares in the following amounts:

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 4.25% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	4.00	2.00
$50,000 but under $100,000	4.00	4.00	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

Consistent with the provisions and limitations set forth in its Class A Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

II. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A:”

Contingent deferred sales charge (CDSC) - Class A     If you invest any amount in Class A shares of mutual funds with a maximum initial sales charge of 5.50%, or $500,000 or more for mutual funds with a maximum initial sales charge of 4.25% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A shares you sell within 18 months. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A shares of mutual funds with a maximum initial sales charge of 5.50%.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A shares of mutual funds with a maximum initial sales charge of 4.25% or 2.25%; however this CDSC will change to 1.00% on or after March 10, 2020.

Please keep this supplement with your SAI for future reference.

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